Average Annual Total Returns (Invesco Select Equity Fund)	12 Months Ended
May 02, 2011
Russell 3000 Index
Average Annual Total Returns
Label	Russell 3000® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	16.93%
5 Years	2.74%
10 Years	2.16%
Lipper Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper Multi-Cap Core Funds Index
1 Year	16.63%
5 Years	2.94%
10 Years	2.57%
Class A, Invesco Select Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class A: Inception (12/04/67)
Label	Return Before Taxes
1 Year	4.43%
5 Years	(1.99%)
10 Years	(3.05%)
Inception Date	Dec. 04, 1967
Class A, Invesco Select Equity Fund | Return After Taxes on Distributions
Average Annual Total Returns
Column	Class A: Inception (12/04/67)
Label	Return After Taxes on Distributions
1 Year	4.37%
5 Years	(2.01%)
10 Years	(3.06%)
Inception Date	Dec. 04, 1967
Class A, Invesco Select Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Class A: Inception (12/04/67)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	2.96%
5 Years	(1.68%)
10 Years	(2.53%)
Inception Date	Dec. 04, 1967
Class B, Invesco Select Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class B: Inception (09/01/93)
1 Year	4.68%
5 Years	(2.00%)
10 Years	(3.08%)
Inception Date	Sep. 01, 1993
Class C, Invesco Select Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class C: Inception (08/04/97)
1 Year	8.70%
5 Years	(1.61%)
10 Years	(3.23%)
Inception Date	Aug. 04, 1997
Class Y, Invesco Select Equity Fund | Return Before Taxes
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	10.79%
5 Years	(0.76%)
10 Years	(2.44%)
Inception Date	Oct. 03, 2008
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.